AXP(SM)
Selective
Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) clock

AXP Selective Fund seeks to provide shareholders with current income and preservation of capital.

AMERICAN
EXPRESS (logo)

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

A Quest for Quality

Not all bonds are created equal. A bond's quality depends on the ability of its issuers to make the interest and principal payments owed to the bondholders. The quality is determined by independent rating agencies, which assign a credit rating (in the form of a letter grade) to each bond.

Since its establishment in 1945, AXP Selective Fund has concentrated its investments in the four highest investment grades. Along the way, investors have enjoyed a steady stream of interest income with minimum risk to their principal.

AXP SELECTIVE FUND

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell  investors how the Fund  performed.

From the  Chairman                                4
From the  Portfolio  Manager                      4
Fund Facts                                        6
The 10 Largest Holdings                           7
Making  the Most of the Fund                      8
The Fund's  Long-term  Performance                9
Independent  Auditors' Report (Fund)             11
Financial Statements (Fund)                      12
Notes to Financial  Statements (Fund)            15
Independent  Auditors'  Report  (Portfolio)      21
Financial Statements (Portfolio)                 22
Notes to Financial Statements (Portfolio)        25
Investments in Securities                        30
Federal Income Tax Information                   39

ANNUAL REPORT - 2000

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H. Carlson

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager
The U.S. bond market struggled most of the past 12 months, as rising interest rates depressed bond prices for much of the period. AXP Selective Fund did manage to finish with a positive result, however, as its Class A shares produced a total return (excluding the sales charge) of 0.83% for the fiscal year -- June 1999 through May 2000.

AXP SELECTIVE FUND

With the economy continuing to grow at a rapid rate, unemployment at a record-low level and the price of oil more than doubling in a matter of months, the unwelcome specter of higher inflation made bond investors uneasy throughout the period. The Federal Reserve Board (the Fed) saw some threat to the still-tame inflation environment, too, as it raised short-term interest rates six times over the 12 months in an effort to cool off the economy and, ultimately, relieve potential upward pressure on prices. The end result was that interest rates across the maturity range crept higher from mid-1999 through last January, pushing down bond prices in the process. Compounding the situation was a heavy supply of corporate bonds, which further eroded support for the bond market.

TREASURY BUY-BACK HELPS
Some relief finally did arrive in the form of a bond buy-back program implemented by the U.S. Treasury. Prompted by a federal budget surplus, the department decided to retire in advance of maturity some $30 billion of its long-term debt. As it did so, yields on long-term Treasury issues fell considerably from February through April, driving up prices in the process. The rally benefited the Fund's long-term, high grade holdings.

Given the largely difficult environment for most of the year, I maintained a defensive maturity structure in the portfolio. That centered on keeping a shorter-than-average duration to provide some protection against rising interest rates. (Duration, a function of the average maturity of the securities in the portfolio, affects the Fund's sensitivity to interest-rate changes. Generally, the longer the duration, the greater the sensitivity.) In addition, I held a higher-than-normal level of cash reserves.

Looking at bond sectors, the biggest areas of investment were U.S. Treasury bonds, which gave the Fund a substantial performance boost late in the period, and mortgage-backed securities. The next-largest exposure was to high-grade corporate bonds. I also held some foreign bonds denominated in U.S. dollars. While they amounted to a modest portion of the portfolio, their strong price gains did benefit performance.

Heading into the new fiscal year, it appears that economic growth is starting to moderate, which should limit the Federal Reserve's need to raise interest rates. If that outlook proves to be reasonably accurate, the bond market and the Fund should enjoy a better environment. In the meantime, I plan to stay with a largely conservative investment strategy to guard against a potential rise in inflation.



Ray Goodner

ANNUAL REPORT - 2000

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                 $8.32
May 31, 1999                                                 $8.96
Decrease                                                     $0.64

Distributions -- June 1, 1999 - May 31, 2000
From income                                                  $0.54
From capital gains                                           $0.16
Total distributions                                          $0.70
Total return*                                                +0.83%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                 $8.32
May 31, 1999                                                 $8.96
Decrease                                                     $0.64

Distributions -- June 1, 1999 - May 31, 2000
From income                                                  $0.47
From capital gains                                           $0.16
Total distributions                                          $0.63
Total return*                                                +0.06%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                 $8.32
May 31, 1999                                                 $8.96
Decrease                                                     $0.64

Distributions -- June 1, 1999 - May 31, 2000
From income                                                  $0.55
From capital gains                                           $0.16
Total distributions                                          $0.71
Total return*                                                +0.97%**

*Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

**The total return  is  a   hypothetical   investment   in  the  Fund  with  all
  distributions reinvested.

AXP SELECTIVE FUND

The 10 Largest Holdings

                                 Percent                      Value
                             (of net assets)          (as of May 31, 2000 )
 Daimler-Benz North America         1.39%                 $18,168,591
 7.38% 2006
 Dayton Hudson                      1.31                   17,062,832
 7.88% 2023
 PDV America                        1.18                   15,453,454
 7.88% 2003
 New York Telephone                 1.09                   14,239,540
 9.38% 2031
 ARAMARK Services                   1.07                   13,958,025
 6.75% 2004
 Bayerische Landesbank              1.04                   13,585,413
 5.63% 2001
 AETNA Services                     1.00                   13,010,907
 6.38% 2003
 SunAmerica                          .94                   12,227,523
 9.95% 2008
 SAFECO Capital                      .93                   12,177,960
 8.07% 2037
 Nationwide CSN Trust                .91                   11,900,453
 9.88% 2025

Excludes U.S. Treasury and government agencies holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


The 10 holdings listed here
make up 10.86% of net assets

ANNUAL REPORT - 2000

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20

$10  $10  $12  $14

$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8             $8   $10

$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8   $6             $7

$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP SELECTIVE FUND

The Fund's Long-term Performance

                How $10,000 has growth in AXP Selective Fund




$30,000


                                                            Lehman Brothers
                                                       Aggregate Bond Index
                                                                   X
$20,000                                                                 X
                                                                         $20,497
                                                                   AXP Selective
                                  X                                 Fund Class A
                          Lipper Corporate Debt-
                                  A rated Index

                   (The printed version of this chart contains a line graph with four lines corresponding to the three Indexes and Fund noted above.)
$9,525


'90    '91    '92    '93    '94    '95    '96    '97    '98    '99    '00


Average Annual Total Returns (as of May 31, 2000)

               1 year       5 years        10 years (A)  Since inception (B&Y)
 Class A       -3.96%       +4.34%            +7.44%               --%
 Class B       -3.65%       +4.42%               --%           +5.59%*
 Class Y       +0.97%       +5.50%               --%           +6.67%*

* Inception date was March 20, 1995.

Assumes: Holding period from 6/1/90 to 5/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $11,514. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Aggregate Bond Index and the Lipper Corporate Debt - A rated Index. In comparing AXP Selective Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 4.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

ANNUAL REPORT - 2000

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the indexmay not be representative of the bonds held in the Fund.

Lipper Corporate Debt - A rated Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP SELECTIVE FUND

The  financial   statements   contained  in  Post-Effective   Amendment  #90  to
Registration Statement No. 2-10700 filed on or about July 25, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Selective Fund, Inc.
Fiscal year ended May 31, 2000

Class A

Income distributions taxable as dividend income, 0.92% qualifying for deduction by corporations.

Payable date                                 Per share

June 23, 1999                                 $0.03925
July 26, 1999                                  0.04760
Aug. 26, 1999                                  0.04495
Sept. 22, 1999                                 0.03712
Oct. 25, 1999                                  0.04410
Nov. 23, 1999                                  0.04581
Dec. 22, 1999                                  0.05836
Jan. 24, 2000                                  0.04762
Feb. 24, 2000                                  0.04395
March 23, 2000                                 0.03978
April 24, 2000                                 0.04885
May 24, 2000                                   0.04334
Total                                         $0.54073

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.15911
Total distributions                           $0.69984

The distribution of $0.21747 per share, payable Dec. 22, 1999, consisted of $0.04892 derived from net investment income, $0.00944 from net short-term capital gains (a total of $0.05836 taxable as dividend income) and $0.15911 from net long-term capital gains.

ANNUAL REPORT - 2000

Class B

Income distributions taxable as dividend income, 0.92% qualifying for deduction by corporations.

Payable date                                 Per share

June 23, 1999                                 $0.03426
July 26, 1999                                  0.04149
Aug. 26, 1999                                  0.03930
Sept. 22, 1999                                 0.03220
Oct. 25, 1999                                  0.03809
Nov. 23, 1999                                  0.04058
Dec. 22, 1999                                  0.05309
Jan. 24, 2000                                  0.04184
Feb. 24, 2000                                  0.03851
March 23, 2000                                 0.03486
April 24, 2000                                 0.04319
May 24, 2000                                   0.03816
Total                                         $0.47557

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.15911
Total distributions                           $0.63468

The distribution of $0.21220 per share, payable Dec. 22, 1999, consisted of $0.04365 derived from net investment income, $0.00944 from net short-term capital gains (a total of $0.05309 taxable as dividend income) and $0.15911 from net long-term capital gains.

AXP SELECTIVE FUND

Class Y

Income distributions taxable as dividend income, 0.92% qualifying for deduction by corporations.

Payable date                                 Per share

June 23, 1999                                 $0.03981
July 26, 1999                                  0.04874
Aug. 26, 1999                                  0.04616
Sept. 22, 1999                                 0.03817
Oct. 25, 1999                                  0.04533
Nov. 23, 1999                                  0.04694
Dec. 22, 1999                                  0.05943
Jan. 24, 2000                                  0.04879
Feb. 24, 2000                                  0.04509
March 23, 2000                                 0.04084
April 24, 2000                                 0.05005
May 24, 2000                                   0.04442
Total                                         $0.55377

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.15911
Total distributions                           $0.71288

The distribution of $0.21854 per share, payable Dec. 22, 1999, consisted of $0.04999 derived from net investment income, $0.00944 from net short-term capital gains (a total of $0.05943 taxable as dividend income) and $0.15911 from net long-term capital gains.

ANNUAL REPORT - 2000

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

American
Express(R)
Funds

AXP Selective Fund
200 AXP Financial Center
Minneapolis, MN 55474

AMERICAN
EXPRESS (logo)

S-6376 U (7/00)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.